JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Bahrain — 0.1%
Ahli United Bank BSC	258,354	209,166

Brazil — 10.7%
Alpargatas SA (Preference)*	34,887	343,628
Ambev SA	183,890	588,575
B3 SA - Brasil Bolsa Balcao	271,203	797,740
Banco Bradesco SA (Preference)*	131,384	613,499
Banco BTG Pactual SA*	80,192	448,826
Banco do Brasil SA	49,319	298,949
Banco Santander Brasil SA	30,136	234,110
BB Seguridade Participacoes SA	25,934	106,360
Bradespar SA (Preference)	20,456	292,254
BRF SA*	21,983	107,884
CCR SA	111,288	276,711
Centrais Eletricas Brasileiras SA	44,801	340,808
Cia de Saneamento Basico do Estado de Sao Paulo*	32,565	220,904
Cia de Saneamento do Parana*	139	521
Cia de Transmissao de Energia Eletrica Paulista (Preference)	67,892	316,371
Cia Energetica de Minas Gerais (Preference)	157,093	360,742
Cia Energetica de Sao Paulo (Preference), Class B	37,466	168,258
Cia Paranaense de Energia (Preference)	295,155	345,691
Cia Siderurgica Nacional SA	16,565	148,499
CPFL Energia SA	33,246	161,690
Duratex SA	83,373	351,053
EDP - Energias do Brasil SA	65,834	217,414
Energisa SA	24,617	200,972
Eneva SA*	89,997	284,251
Engie Brasil Energia SA	22,127	161,144
Equatorial Energia SA	67,919	315,584
Gerdau SA (Preference)	27,473	163,258
Grendene SA	85,612	180,651
Hapvida Participacoes e Investimentos SA(a)	101,643	277,709
Hypera SA*	41,062	281,223
Itau Unibanco Holding SA (Preference)	112,900	655,083
Itausa SA (Preference)	131,370	281,998
Locaweb Servicos de Internet SA*(a)	41,141	197,559
M Dias Branco SA*	19,776	119,379
Marfrig Global Foods SA	45,607	172,069
Natura & Co. Holding SA*	21,187	217,311
Neoenergia SA	46,400	155,105
Petroleo Brasileiro SA (Preference)	147,430	762,591
Porto Seguro SA	2,855	28,099
Qualicorp Consultoria e Corretora de Seguros SA	31,029	153,112
Sao Martinho SA	52,233	324,435
Telefonica Brasil SA	39,164	309,357
TIM SA*	87,452	190,411
TOTVS SA	55,850	377,784
Transmissora Alianca de Energia Eletrica SA	45,548	332,586
Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	42,147	166,055
Vale SA	139,977	2,948,299
WEG SA	100,807	692,918

		16,689,430

Chile — 1.3%
AES Andes SA	1,166,711	149,897
Cencosud SA	213,341	386,939
Cia Cervecerias Unidas SA	19,083	206,173
Cia Sud Americana de Vapores SA	4,200,756	329,801
Colbun SA	1,544,572	225,920
Embotelladora Andina SA (Preference), Class B	68,011	162,660
Enel Americas SA	2,152,887	299,209
Enel Chile SA	1,233,264	64,013
Engie Energia Chile SA	108,528	84,933
Falabella SA	34,191	132,910

		2,042,455

China — 23.8%
Agile Group Holdings Ltd.	62,000	67,831
An Hui Wenergy Co. Ltd., Class A	155,300	86,983
Angang Steel Co. Ltd., Class H(b)	313,800	214,536
Anhui Conch Cement Co. Ltd., Class H	96,000	459,159
Anhui Expressway Co. Ltd., Class A	79,700	69,213
ANTA Sports Products Ltd.	18,000	391,885
BAIC Motor Corp. Ltd., Class H(a)	129,000	46,053
Bank of China Ltd., Class H	2,606,000	905,560
Bank of Hangzhou Co. Ltd., Class A	120,800	226,410
Baoshan Iron & Steel Co. Ltd., Class A	222,800	272,799
Beijing Enterprises Holdings Ltd.	21,500	66,876
BGI Genomics Co. Ltd., Class A	8,900	154,946
Blue Sail Medical Co. Ltd., Class A	51,600	164,794
Bluestar Adisseo Co., Class A	97,500	162,228
Bosideng International Holdings Ltd.	138,000	86,404
BYD Electronic International Co. Ltd.	53,000	269,249
CGN Power Co. Ltd., Class H(a)	1,169,000	252,688
China CITIC Bank Corp. Ltd., Class H(b)	203,000	90,847
China Coal Energy Co. Ltd., Class H	68,000	40,890
China Communications Services Corp. Ltd., Class H	344,000	147,576
China Construction Bank Corp., Class H	619,000	431,161
China Everbright Bank Co. Ltd., Class H	70,000	23,863
China Feihe Ltd.(a)	177,000	340,284
China Hongqiao Group Ltd.	242,000	320,854
China International Marine Containers Group Co. Ltd., Class A	142,400	345,458
China Lesso Group Holdings Ltd.	108,000	225,515

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
China Longyuan Power Group Corp. Ltd., Class H	149,000	279,027
China Medical System Holdings Ltd.	169,000	343,206
China Merchants Bank Co. Ltd., Class H	87,500	665,661
China Merchants Port Holdings Co. Ltd.	52,000	72,456
China Minsheng Banking Corp. Ltd., Class H	155,800	63,381
China National Building Material Co. Ltd., Class H	330,250	357,694
China National Nuclear Power Co. Ltd., Class A	237,800	176,908
China Petroleum & Chemical Corp., Class H	880,000	402,398
China Resources Cement Holdings Ltd.	192,000	158,619
China Resources Gas Group Ltd.	68,000	419,140
China Resources Land Ltd.	70,000	233,930
China Resources Pharmaceutical Group Ltd.(a)	145,000	77,664
China Resources Power Holdings Co. Ltd.	160,000	275,831
China Shenhua Energy Co. Ltd., Class H	244,500	462,648
China Vanke Co. Ltd., Class H	37,700	98,211
China Yangtze Power Co. Ltd., Class A	135,300	397,955
Chinese Universe Publishing and Media Group Co. Ltd., Class A	83,000	138,241
Chongqing Rural Commercial Bank Co. Ltd., Class H	68,000	25,380
CITIC Ltd.	222,000	239,780
Citic Pacific Special Steel Group Co. Ltd., Class A	73,276	249,344
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	68,000	25,635
COSCO SHIPPING Holdings Co. Ltd., Class H*(b)	331,850	500,599
COSCO SHIPPING Ports Ltd.	134,000	95,630
Country Garden Services Holdings Co. Ltd.	33,000	267,956
Daan Gene Co. Ltd., Class A	55,860	189,130
Dali Foods Group Co. Ltd.(a)	317,000	171,734
Datang International Power Generation Co. Ltd., Class H	144,000	22,041
Dongguan Development Holdings Co. Ltd., Class A	90,300	146,975
ENN Energy Holdings Ltd.	47,300	987,071
Foshan Haitian Flavouring & Food Co. Ltd., Class A	17,126	304,156
Fosun International Ltd.	84,576	111,964
Fujian Sunner Development Co. Ltd., Class A	39,300	113,478
G-bits Network Technology Xiamen Co. Ltd., Class A	2,200	150,297
Great Wall Motor Co. Ltd., Class H	212,000	1,024,290
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	291,700	232,154
Guangdong Investment Ltd.	254,000	355,418
Guangxi Guiguan Electric Power Co. Ltd., Class A	217,300	165,312
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	18,000	48,667
Guangzhou R&F Properties Co. Ltd., Class H	70,800	62,128
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	15,000	257,765
Haitian International Holdings Ltd.	69,000	252,607
Heilongjiang Agriculture Co. Ltd., Class A	98,400	226,634
Henan Shuanghui Investment & Development Co. Ltd., Class A	26,800	106,619
Huabao Flavours & Fragrances Co. Ltd., Class A	27,000	178,969
Huadian Power International Corp. Ltd., Class H(b)	6,000	1,659
Huadong Medicine Co. Ltd., Class A	34,900	192,442
Huaibei Mining Holdings Co. Ltd., Class A	85,800	154,024
Huapont Life Sciences Co. Ltd., Class A	212,200	177,384
Huaxin Cement Co. Ltd., Class B	116,600	180,760
Hunan Valin Steel Co. Ltd., Class A	168,900	200,668
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	122,916	197,399
Industrial & Commercial Bank of China Ltd., Class H	1,876,000	1,041,730
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	428,300	153,955
Inner Mongolia Yitai Coal Co. Ltd., Class B	34,200	23,765
Intco Medical Technology Co. Ltd., Class A	13,400	242,453
Jiangsu Expressway Co. Ltd., Class A	31,100	41,434
Jiangsu Hengli Hydraulic Co. Ltd., Class A	20,856	316,659
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	35,600	187,938
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	141,900	100,256
Jiangsu Zhongtian Technology Co. Ltd., Class A	100,600	118,358
Jiangxi Copper Co. Ltd., Class H	52,000	109,175
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	84,800	154,846
Jointo Energy Investment Co. Ltd. Hebei, Class A	197,300	135,135
Joyoung Co. Ltd., Class A	24,671	95,942
JOYY, Inc., ADR	2,078	111,069
Kingboard Holdings Ltd.	86,000	450,561

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
KingClean Electric Co. Ltd., Class A	36,418	167,927
Kingfa Sci & Tech Co. Ltd., Class A	47,400	147,623
Kunlun Energy Co. Ltd.	192,000	165,993
Kweichow Moutai Co. Ltd., Class A	4,200	1,092,483
LB Group Co. Ltd., Class A	55,300	256,226
Lens Technology Co. Ltd., Class A	31,100	122,484
Li Ning Co. Ltd.	105,000	1,108,938
Liuzhou Iron & Steel Co. Ltd., Class A	187,300	199,681
Livzon Pharmaceutical Group, Inc., Class A	25,400	155,720
Longfor Group Holdings Ltd.(a)	43,500	202,197
Maanshan Iron & Steel Co. Ltd., Class H	218,000	111,591
Momo, Inc., ADR	5,685	70,437
Nanjing Iron & Steel Co. Ltd., Class A	325,400	188,661
Pharmaron Beijing Co. Ltd., Class H(a)	14,800	324,570
Ping An Insurance Group Co. of China Ltd., Class H	123,500	1,080,729
Postal Savings Bank of China Co. Ltd., Class H(a)	597,000	385,623
Sansteel Minguang Co. Ltd. Fujian, Class A	120,300	165,378
Sany Heavy Industry Co. Ltd., Class A	72,200	278,263
SDIC Power Holdings Co. Ltd., Class A	221,900	291,532
Seazen Group Ltd.*	122,000	90,814
Seazen Holdings Co. Ltd., Class A	37,700	185,053
Shaanxi Coal Industry Co. Ltd., Class A	160,800	278,437
Shandong Buchang Pharmaceuticals Co. Ltd., Class A*	45,800	142,812
Shandong Chenming Paper Holdings Ltd., Class A	201,500	229,745
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	64,040	307,417
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	152,000	272,721
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	26,120	281,444
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	14,900	31,800
Shanghai Shimao Co. Ltd., Class A	197,800	101,792
Shenzhen Gas Corp. Ltd., Class A	150,500	168,253
Shenzhen International Holdings Ltd.	43,044	56,737
Shenzhen Jinjia Group Co. Ltd., Class A	87,900	133,364
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,500	393,831
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A*	31,600	132,962
Shenzhou International Group Holdings Ltd.	33,700	747,914
Sichuan Expressway Co. Ltd., Class A	112,100	53,117
Sinotruk Hong Kong Ltd.	128,500	220,279
Tangshan Jidong Cement Co. Ltd., Class A‡	75,200	138,443
TangShan Port Group Co. Ltd., Class A	482,900	181,684
Tianhe Chemicals Group Ltd.*‡	20,000	—
Topchoice Medical Corp., Class A*	4,600	225,279
Weichai Power Co. Ltd., Class A	111,756	296,825
Weifu High-Technology Group Co. Ltd., Class A	54,900	171,828
Wuliangye Yibin Co. Ltd., Class A	17,300	592,892
Xinhua Winshare Publishing and Media Co. Ltd., Class A	82,100	103,567
Xinxing Ductile Iron Pipes Co. Ltd., Class A	253,500	158,884
Xinyangfeng Agricultural Technology Co. Ltd., Class A	63,900	183,612
Yangzijiang Shipbuilding Holdings Ltd.	372,100	376,538
Yanzhou Coal Mining Co. Ltd., Class H	258,000	383,546
Yintai Gold Co. Ltd., Class A	89,620	126,674
Yuexiu Property Co. Ltd.	60,400	56,242
Yunnan Baiyao Group Co. Ltd., Class A	10,300	158,015
Zhejiang Expressway Co. Ltd., Class H	168,000	141,817
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	213,600	250,139
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	70,280	233,081
Zhejiang Weixing New Building Materials Co. Ltd., Class A	47,297	139,812
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	117,800	172,204
Zhongsheng Group Holdings Ltd.	44,500	410,123
Zhuzhou Kibing Group Co. Ltd., Class A	124,400	401,110
Zijin Mining Group Co. Ltd., Class H	222,000	314,839
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	284,000	244,599

		37,192,678

Colombia — 0.2%
Bancolombia SA (Preference)	34,600	248,035
Ecopetrol SA	63,561	43,155
Grupo Aval Acciones y Valores SA (Preference)	242,221	63,960

		355,150

Czech Republic — 0.2%
CEZ A/S	4,030	111,793
Moneta Money Bank A/S*(a)	26,693	108,516
O2 Czech Republic A/S	6,548	79,951

		300,260

Egypt — 0.2%
Commercial International Bank Egypt SAE*	51,355	186,851
ElSewedy Electric Co.	271,173	152,161

		339,012

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Greece — 1.0%
Hellenic Telecommunications Organization SA	26,907	491,007
JUMBO SA	16,774	266,488
Mytilineos SA	21,256	394,271
OPAP SA	27,558	398,071

		1,549,837

Hong Kong — 0.3%
Kingboard Laminates Holdings Ltd.	120,500	241,715
Nine Dragons Paper Holdings Ltd.	216,000	272,547

		514,262

Hungary — 0.7%
Magyar Telekom Telecommunications plc	61,933	87,654
OTP Bank Nyrt.*	11,488	619,501
Richter Gedeon Nyrt.	12,891	353,674

		1,060,829

India — 10.7%
Asian Paints Ltd.	1,715	68,237
Aurobindo Pharma Ltd.	13,111	161,714
Bajaj Auto Ltd.	5,823	300,113
Bajaj Holdings & Investment Ltd.	585	31,653
Bharat Petroleum Corp. Ltd.	35,083	210,541
Cadila Healthcare Ltd.	11,433	90,120
Castrol India Ltd.	9,840	18,312
Cipla Ltd.*	22,073	273,144
Colgate-Palmolive India Ltd.	4,018	92,112
Dabur India Ltd.	31,795	256,876
Divi’s Laboratories Ltd.*	5,712	376,835
Dr Reddy’s Laboratories Ltd.	6,351	402,436
GAIL India Ltd.	13,958	26,204
Glenmark Pharmaceuticals Ltd.	11,304	92,392
HCL Technologies Ltd.	36,876	508,495
Hindalco Industries Ltd.	15,107	90,512
Hindustan Petroleum Corp. Ltd.	22,950	80,640
Hindustan Unilever Ltd.	44,013	1,382,931
Hindustan Zinc Ltd.	9,822	42,392
Housing Development Finance Corp. Ltd.	33,659	1,108,042
ICICI Lombard General Insurance Co. Ltd.(a)	3,768	74,826
Indian Oil Corp. Ltd.	48,357	67,085
Indus Towers Ltd.	59,374	177,551
Infosys Ltd.	133,657	2,912,909
ITC Ltd.	183,833	506,880
Jindal Steel & Power Ltd.*	16,416	95,449
JSW Steel Ltd.	24,975	247,766
Larsen & Toubro Infotech Ltd.(a)	365	23,002
Motherson Sumi Systems Ltd.*	38,498	121,592
Mphasis Ltd.*	2,607	91,177
Muthoot Finance Ltd.	1,332	27,851
Nestle India Ltd.	1,531	364,466
NHPC Ltd.	178,485	63,028
NMDC Ltd.	47,365	115,711
NTPC Ltd.	133,125	211,724
Oil & Natural Gas Corp. Ltd.	86,280	133,648
Oil India Ltd.	9,790	21,968
Petronet LNG Ltd.	43,227	126,864
Piramal Enterprises Ltd.	3,354	104,708
Power Grid Corp. of India Ltd.	58,923	135,771
Power Grid Corp. of India Ltd.*	19,641	45,257
REC Ltd.	36,261	73,747
Reliance Industries Ltd.	67,861	1,860,211
Sun Pharmaceutical Industries Ltd.	22,804	237,446
Tata Consultancy Services Ltd.	30,228	1,288,732
Tata Power Co. Ltd. (The)	184,531	310,666
Tata Steel Ltd.	24,043	464,349
Tech Mahindra Ltd.	4,864	79,183
Titan Co. Ltd.	9,831	226,920
Torrent Power Ltd.	8,735	53,516
United Breweries Ltd.	1,653	31,762
UPL Ltd.	17,145	186,787
Vedanta Ltd.	61,406	249,828
Wipro Ltd.	39,648	313,363

		16,659,444

Indonesia — 3.2%
Adaro Energy Tbk. PT	2,860,300	264,160
Astra International Tbk. PT	1,152,400	376,274
Bank Central Asia Tbk. PT	481,100	993,162
Bank Rakyat Indonesia Persero Tbk. PT	2,878,800	738,546
Bukit Asam Tbk. PT	1,072,800	165,440
Charoen Pokphand Indonesia Tbk. PT	701,500	297,230
Gudang Garam Tbk. PT	55,300	125,551
Hanjaya Mandala Sampoerna Tbk. PT	1,476,900	106,837
Indofood CBP Sukses Makmur Tbk. PT*	122,900	69,005
Indofood Sukses Makmur Tbk. PT*	502,900	211,392
Kalbe Farma Tbk. PT	2,386,500	207,995
Media Nusantara Citra Tbk. PT*	2,041,400	111,534
Perusahaan Gas Negara Tbk. PT*	1,363,700	91,981
Sarana Menara Nusantara Tbk. PT	2,955,300	299,365
Telkom Indonesia Persero Tbk. PT	3,036,000	680,547
Unilever Indonesia Tbk. PT	279,500	81,638
XL Axiata Tbk. PT	1,024,900	190,795

		5,011,452

Kuwait — 1.6%
Agility Public Warehousing Co. KSC	151,884	498,444
Humansoft Holding Co. KSC	14,098	166,875
Kuwait Finance House KSCP	211,482	552,549
Mobile Telecommunications Co. KSCP	230,783	453,962
National Bank of Kuwait SAKP	296,799	883,136

		2,554,966

Malaysia — 2.4%
AMMB Holdings Bhd.*	89,700	60,579
Astro Malaysia Holdings Bhd.	243,300	60,537
Axiata Group Bhd.	241,900	213,879
DiGi.Com Bhd.	225,000	221,400
Hartalega Holdings Bhd.	154,700	258,078
Hong Leong Financial Group Bhd.	8,800	35,923
Kuala Lumpur Kepong Bhd.	16,500	72,412

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Malayan Banking Bhd.	32,608	61,893
Maxis Bhd.	276,600	279,222
MISC Bhd.	1,400	2,223
Nestle Malaysia Bhd.	5,500	173,303
Petronas Dagangan Bhd.	6,700	29,209
Petronas Gas Bhd.	90,200	325,746
PPB Group Bhd.	75,660	324,513
Press Metal Aluminium Holdings Bhd.	122,200	139,575
RHB Bank Bhd.	76,200	92,271
Supermax Corp. Bhd.	227,200	176,053
Telekom Malaysia Bhd.	195,300	274,910
Tenaga Nasional Bhd.	243,200	555,556
Top Glove Corp. Bhd.	356,000	335,298

		3,692,580

Mexico — 5.1%
Alfa SAB de CV, Class A	374,808	283,559
Alpek SAB de CV	17,446	21,638
America Movil SAB de CV, Series L	459,795	384,582
Arca Continental SAB de CV	70,545	430,544
Cemex SAB de CV*	777,432	632,686
Coca-Cola Femsa SAB de CV	54,246	306,571
El Puerto de Liverpool SAB de CV, Class C1	14,904	70,603
Fibra Uno Administracion SA de CV, REIT	169,527	184,462
Fomento Economico Mexicano SAB de CV	17,618	153,565
Gruma SAB de CV, Class B	32,757	353,171
Grupo Aeroportuario del Centro Norte SAB de CV*	26,609	162,117
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	28,315	323,899
Grupo Aeroportuario del Sureste SAB de CV, Class B	26,135	472,882
Grupo Bimbo SAB de CV, Series A	158,583	364,228
Grupo Carso SAB de CV, Series A1	32,928	106,759
Grupo Financiero Banorte SAB de CV, Class O	104,788	677,908
Grupo Mexico SAB de CV, Series B	181,328	830,568
Kimberly-Clark de Mexico SAB de CV, Class A	206,776	335,308
Megacable Holdings SAB de CV	79,251	279,083
Orbia Advance Corp. SAB de CV	100,588	274,130
Promotora y Operadora de Infraestructura SAB de CV	27,727	209,405
Qualitas Controladora SAB de CV	21,482	104,376
Wal-Mart de Mexico SAB de CV	300,504	989,993

		7,952,037

Pakistan — 0.0%(c)
Oil & Gas Development Co. Ltd.	86,499	49,672

Philippines — 0.5%
Globe Telecom, Inc.	4,240	157,775
JG Summit Holdings, Inc.	39,901	44,703
Manila Electric Co.	33,640	178,576
Metro Pacific Investments Corp.	2,200,200	154,053
PLDT, Inc.	8,765	215,047
Puregold Price Club, Inc.	44,700	36,039
San Miguel Corp.	22,770	47,376

		833,569

Qatar — 1.5%
Barwa Real Estate Co.	11,004	9,238
Commercial Bank PSQC (The)	86,440	130,574
Industries Qatar QSC	151,517	555,548
Masraf Al Rayan QSC	195,273	231,950
Ooredoo QPSC	78,512	152,665
Qatar Electricity & Water Co. QSC	45,216	204,906
Qatar Fuel QSC	32,693	161,129
Qatar Gas Transport Co. Ltd.	459,469	382,498
Qatar International Islamic Bank QSC	35,682	90,278
Qatar National Bank QPSC	60,610	302,967
United Development Co. QSC	77,640	31,133

		2,252,886

Russia — 5.9%
Federal Grid Co. Unified Energy System PJSC	115,439,538	317,334
Inter RAO UES PJSC	5,808,232	345,606
LUKOIL PJSC	15,852	1,361,140
M.Video PJSC	9,687	84,936
Magnit PJSC	7,011	513,128
Magnitogorsk Iron & Steel Works PJSC	315,595	296,347
MMC Norilsk Nickel PJSC	2,788	963,632
Mobile TeleSystems PJSC	104,993	451,977
Novolipetsk Steel PJSC	135,381	478,512
Polyus PJSC	1,634	313,177
ROSSETI PJSC	10,683,949	194,714
Rostelecom PJSC	225,393	286,726
RusHydro PJSC	32,328,266	356,373
Sberbank of Russia PJSC	472,155	1,973,974
Severstal PAO	17,577	429,940
Sistema PJSFC	758,372	305,818
Surgutneftegas PJSC (Preference)	567,015	295,982
Tatneft PJSC	15,047	100,462
Unipro PJSC	3,386,841	126,999

		9,196,777

Saudi Arabia — 3.7%
Abdullah Al Othaim Markets Co.	5,005	157,489
Al Rajhi Bank	35,166	1,040,395
Almarai Co. JSC	21,180	332,262
Dr Sulaiman Al Habib Medical Services Group Co.	6,683	304,142
Etihad Etisalat Co.	50,805	436,355
Jarir Marketing Co.	8,091	434,002
Mobile Telecommunications Co. Saudi Arabia*	101,061	382,644
Mouwasat Medical Services Co.	2,301	110,687
Saudi Airlines Catering Co.*	5,529	114,176
Saudi Cement Co.	16,322	282,449
Saudi Ground Services Co.*	20,416	190,529
Saudi Industrial Investment Group	23,235	228,948
Saudi Telecom Co.	32,286	1,152,546
Savola Group (The)	8,915	101,977
Seera Group Holding*	32,104	183,358
Yanbu Cement Co.	21,605	268,854

		5,720,813

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
South Africa — 6.2%
African Rainbow Minerals Ltd.	20,688	422,112
Anglo American Platinum Ltd.	3,425	448,232
AVI Ltd.	45,105	223,382
Barloworld Ltd.	45,144	333,020
Bid Corp. Ltd.*	4,300	94,384
Bidvest Group Ltd. (The)	23,112	315,298
Capitec Bank Holdings Ltd.	2,492	276,690
Clicks Group Ltd.	14,913	269,816
Exxaro Resources Ltd.	18,050	223,370
Foschini Group Ltd. (The)*	44,412	468,802
Kumba Iron Ore Ltd.	5,635	298,961
Mr Price Group Ltd.	28,803	428,568
MultiChoice Group	48,489	402,309
Naspers Ltd., Class N	12,127	2,340,272
Nedbank Group Ltd.*	18,028	208,434
Netcare Ltd.*	97,493	101,411
Pick n Pay Stores Ltd.	53,536	190,967
Shoprite Holdings Ltd.	40,145	439,502
Sibanye Stillwater Ltd.	130,173	567,319
SPAR Group Ltd. (The)	18,674	234,163
Telkom SA SOC Ltd.*	23,365	67,585
Tiger Brands Ltd.	19,956	262,879
Truworths International Ltd.	84,069	354,609
Vodacom Group Ltd.	55,828	497,798
Woolworths Holdings Ltd.*	75,379	287,647

		9,757,530

Taiwan — 12.8%
Accton Technology Corp.*	38,000	444,855
Asia Cement Corp.*	175,000	324,851
Capital Securities Corp.	350,000	200,790
Cheng Shin Rubber Industry Co. Ltd.*	259,000	400,288
Chicony Electronics Co. Ltd.	83,551	241,036
China Airlines Ltd.*	343,000	211,954
China Motor Corp.	42,000	99,784
China Steel Corp.*	123,000	160,413
Chunghwa Telecom Co. Ltd.*	224,000	924,328
CTBC Financial Holding Co. Ltd.*	1,067,395	874,093
E.Sun Financial Holding Co. Ltd.*	621,938	589,873
Eclat Textile Co. Ltd.*	22,000	480,326
Far Eastern New Century Corp.	358,000	379,380
Far EasTone Telecommunications Co. Ltd.	140,000	303,426
Feng TAY Enterprise Co. Ltd.	35,000	289,578
First Financial Holding Co. Ltd.	540,340	439,841
Formosa Chemicals & Fibre Corp.	102,000	300,358
Formosa Petrochemical Corp.	74,000	257,843
Formosa Plastics Corp.	85,000	304,051
Formosa Taffeta Co. Ltd.*	177,000	206,217
Fubon Financial Holding Co. Ltd.	167,000	448,923
Giant Manufacturing Co. Ltd.	28,000	322,461
Globalwafers Co. Ltd.	11,000	334,215
Hotai Motor Co. Ltd.	19,000	402,203
Lite-On Technology Corp.	148,000	340,168
Mega Financial Holding Co. Ltd.	555,233	657,597
momo.com, Inc.	9,400	524,370
Nan Ya Plastics Corp.	324,000	1,011,159
Nien Made Enterprise Co. Ltd.	27,000	453,311
Novatek Microelectronics Corp.*	8,000	147,163
Pou Chen Corp.	343,000	433,819
President Chain Store Corp.	51,000	512,263
Realtek Semiconductor Corp.*	31,000	654,528
SinoPac Financial Holdings Co. Ltd.*	528,580	266,102
Synnex Technology International Corp.	11,200	21,273
Taiwan Cooperative Financial Holding Co. Ltd.	501,618	392,133
Taiwan Fertilizer Co. Ltd.	176,000	377,217
Taiwan Mobile Co. Ltd.*	149,000	554,121
Taiwan Semiconductor Manufacturing Co. Ltd.	144,000	3,009,528
Uni-President Enterprises Corp.	310,000	813,016
Yuanta Financial Holding Co. Ltd.	803,291	730,600
Yulon Motor Co. Ltd.	112,000	160,331

		19,999,786

Thailand — 2.8%
Advanced Info Service PCL	91,900	502,113
Bangkok Bank PCL, NVDR	13,300	41,488
Bangkok Bank PCL	6,800	20,992
Bangkok Dusit Medical Services PCL, Class F	225,700	154,594
Bumrungrad Hospital PCL	29,500	107,790
Carabao Group PCL, NVDR	47,900	211,375
Charoen Pokphand Foods PCL	293,100	231,858
Digital Telecommunications Infrastructure Fund, Class F	295,100	111,333
Electricity Generating PCL	42,600	221,863
Global Power Synergy PCL, NVDR	93,400	218,325
Home Product Center PCL	671,200	271,930
Intouch Holdings PCL, NVDR	164,500	322,904
Krung Thai Bank PCL	415,900	127,696
PTT Exploration & Production PCL	130,000	407,149
Ratch Group PCL	160,600	207,643
Siam Commercial Bank PCL (The)	158,900	452,196
Sri Trang Gloves Thailand PCL, NVDR	268,300	306,115
Thai Union Group PCL, Class F	441,600	298,448
Total Access Communication PCL, NVDR	116,200	133,548
Total Access Communication PCL	37,800	44,278

		4,393,638

Turkey — 2.8%
Anadolu Efes Biracilik ve Malt Sanayii A/S	81,092	213,846
Arcelik A/S	96,746	379,013
Aselsan Elektronik Sanayi ve Ticaret A/S	160,692	295,791
BIM Birlesik Magazalar A/S	50,470	379,753
Coca-Cola Icecek A/S	34,370	345,661
Enerjisa Enerji A/S(a)	216,068	261,646
Enka Insaat ve Sanayi A/S	176,217	193,659
Eregli Demir ve Celik Fabrikalari TAS	162,206	385,335
Ford Otomotiv Sanayi A/S	18,173	372,176
Haci Omer Sabanci Holding A/S	156,292	175,687

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Koza Altin Isletmeleri A/S*	15,201	188,145
Tofas Turk Otomobil Fabrikasi A/S	62,902	244,710
Turk Telekomunikasyon A/S	317,935	246,017
Turkcell Iletisim Hizmetleri A/S	198,544	363,178
Turkiye Sise ve Cam Fabrikalari A/S	404,966	364,786

		4,409,403

United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	176,563	337,441
Abu Dhabi Islamic Bank PJSC	40,405	60,787
Aldar Properties PJSC	265,070	286,094
Dubai Islamic Bank PJSC	72,339	95,108
Emaar Malls PJSC*	89,249	46,079
Emirates NBD Bank PJSC	105,359	384,360
Emirates Telecommunications Group Co. PJSC	122,019	757,397
First Abu Dhabi Bank PJSC	148,500	670,305

		2,637,571

United States — 0.4%
JBS SA	91,107	561,520

TOTAL COMMON STOCKS (Cost $133,281,429)		155,936,723

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e) (Cost $227,102)	227,102	227,102

Total Investments — 99.9% (Cost $133,508,531)		156,163,825
Other Assets Less Liabilities — 0.1%		197,902

Net Assets — 100.0%		156,361,727

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.5%
Metals & Mining	8.8
Oil, Gas & Consumable Fuels	5.7
Food Products	4.5
Wireless Telecommunication Services	4.2
Electric Utilities	3.9
Diversified Telecommunication Services	3.8
IT Services	3.5
Beverages	3.0
Independent Power and Renewable Electricity Producers	2.9
Textiles, Apparel & Luxury Goods	2.9
Food & Staples Retailing	2.7
Chemicals	2.7
Semiconductors & Semiconductor Equipment	2.7
Pharmaceuticals	2.3
Specialty Retail	2.0
Industrial Conglomerates	1.9
Internet & Direct Marketing Retail	1.8
Construction Materials	1.8
Machinery	1.8
Automobiles	1.7
Transportation Infrastructure	1.6
Health Care Equipment & Supplies	1.5
Gas Utilities	1.4
Insurance	1.2
Household Products	1.2
Health Care Providers & Services	1.1
Real Estate Management & Development	1.0
Others (each less than 1.0%)	12.8
Short-Term Investments	0.1

Abbreviations

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depository Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $214,729.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	4	09/2021	USD	255,560	(7,858)

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Bahrain	$—	$209,166	$—	$209,166
Brazil	16,689,430	—	—	16,689,430
Chile	2,042,455	—	—	2,042,455
China	1,334,731	35,719,504	138,443	37,192,678
Colombia	355,150	—	—	355,150
Czech Republic	188,467	111,793	—	300,260
Egypt	—	339,012	—	339,012
Greece	—	1,549,837	—	1,549,837
Hong Kong	—	514,262	—	514,262
Hungary	87,654	973,175	—	1,060,829
India	—	16,659,444	—	16,659,444
Indonesia	—	5,011,452	—	5,011,452
Kuwait	2,388,091	166,875	—	2,554,966
Malaysia	2,406,435	1,286,145	—	3,692,580
Mexico	7,952,037	—	—	7,952,037
Pakistan	—	49,672	—	49,672
Philippines	285,893	547,676	—	833,569
Qatar	1,284,273	968,613	—	2,252,886
Russia	9,196,777	—	—	9,196,777
Saudi Arabia	1,140,957	4,579,856	—	5,720,813
South Africa	5,079,830	4,677,700	—	9,757,530
Taiwan	1,078,491	18,921,295	—	19,999,786
Thailand	3,445,006	948,632	—	4,393,638
Turkey	1,938,562	2,470,841	—	4,409,403
United Arab Emirates	1,392,106	1,245,465	—	2,637,571
United States	561,520	—	—	561,520

Total Common Stocks	58,847,865	96,950,415	138,443	155,936,723

Short-Term Investments
Investment of Cash Collateral from Securities Loaned	227,102	—	—	227,102

Total Investments in Securities	$59,074,967	$96,950,415	$138,443	$156,163,825

Depreciation in Other Financial Instruments
Futures Contracts	$(7,858)	$—	$—	$(7,858)

There were no significant transfers into or out of level 3 for the period ended July 31, 2021.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$137,511	$5,148,725	$5,059,134	$—	$—	$227,102	227,102	$54	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	—	343,252	343,252	—	—	—	—	2	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	—	285,280	285,280	—	—	—	—	—	—

Total	$137,511	$5,777,257	$5,687,666	$—	$—	$227,102		$56	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.